III. FINANCIAL RISK MANAGEMENT - Changes in Level 3 Liabilities (Details) - Level 3 of fair value hierarchy [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the year	$ 86,240
Settlement of share buy back program liability	(86,240)
Increase in share buyback program liability	243,264	86,240
At the end of the year	$ 243,264	$ 86,240